Property and Equipment - Summary of Classification of Depreciation Expenses in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	₩ 5,252	₩ 5,145	₩ 4,570
Cost of revenues
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	1,853	2,028	2,102
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	3,369	2,976	2,167
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property,plant and equipment	₩ 30	₩ 141	₩ 301